Revenue from collaboration agreements (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Summary of revenue from collaboration agreements explanatory
The Group earned revenue from collaboration agreements from the following collaborators during the three and six months ended June 30, 2021 and 2020:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
	(Euros in thousands)		(Euros in thousands)

Amgen	260	561	517	2,712
Genmab	2,105	2,501	4,341	4,515
BMS	1,297	3,241	4,590	5,664
GSK	1,527	593	3,144	1,045

Total	5,189	6,896	12,592	13,936

Summary of Deferred revenue related to the collaboration agreements
The Group expects to recognize the remaining deferred revenue balance into revenue as it performs the related performance obligations under each contract. Deferred revenue related to the collaboration agreements consists of the following as of June 30, 2021 and December 31, 2020:

	As of
	June 30, 2021	December 31, 2020
	(Euros in thousands)
Current	57,998	46,600
Non-current	62,201	85,475

Total	120,199	132,075